Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 3,674,437	$ 3,021,794
Less: Allowance for doubtful accounts	(2,087,671)	(2,075,280)
Accounts receivable, net	$ 1,586,766	$ 946,514